Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Non performing assets ratio	1.21%	1.37%
Credit Risk [member]
Disclosure of credit risk exposure [line items]
Non performing assets ratio	1.00%	1.01%
Top of Range [member]
Disclosure of credit risk exposure [line items]
Non performing assets ratio	100.00%
Top of Range [member] | Credit Risk [member]
Disclosure of credit risk exposure [line items]
Non performing assets ratio		100.00%